CONSOLIDATED STATEMENTS OF STOCKHOLDERS' (DEFICIT) EQUITY - USD ($)	Preferred Stock Series A, I and Y [Member]	Preferred Stock Series B, E, F-1, J and L [Member]	Preferred Stock Series C [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Unearned Stockbased Compensation [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2023	$ 59,540,000	$ 17,456,228	$ 492	$ 9	$ (7,581,196)		$ (68,684,115)	$ 731,418
Beginning balance, shares at Dec. 31, 2023	14,885,002	4,364,057	123	9,067
Conversion of convertible notes payable				$ 1	1,679			1,680
Conversion of convertible notes payable, shares				408
Conversion of series B preferred stock		$ (6,438,444)		$ 1,073	6,437,371
Conversion of series B preferred stock, shares		(1,609,611)		1,073,105
Conversion of series C preferred stock			$ (384)	$ 320	64
Conversion of series C preferred stock, shares			(96)	320,062
Conversion of series E preferred stock		$ (321,500)		$ 54	321,446
Conversion of series E preferred stock, shares		(80,375)		53,584
Conversion of series F-1 preferred stock		$ (127,508)		$ 21	127,487
Conversion of series F-1 preferred stock, shares		(31,877)		21,256
Conversion of series I preferred stock	$ (14,108,000)			$ 2,351	14,105,649
Conversion of series I preferred stock, shares	(3,527,000)			2,351,347
Conversion of series J preferred stock		$ (6,854,336)		$ 1,143	6,853,193
Conversion of series J preferred stock, shares		(1,713,584)		1,142,391
Issuance of series I preferred stock to officers	$ 530,000				63,600			593,600
Issuance of series I preferred stock to officers, shares	132,500
Issuance of series Y preferred stock	$ 3,916,500							3,916,500
Issuance of series Y preferred stock, shares	979,125
Exchange of series I for series B, C and E	$ (4,085,632)	$ 3,400,000	$ 196		685,436
Exchange of series I for series B, C and E, shares	(1,021,408)	850,000	49
Cancellation of series C preferred stock			$ (8)		8
Cancellation of series C preferred stock, shares			(2)
Common stock issued for services				$ 4	28,121			28,125
Common stock issued for services, shares				4,334
Common stock issued to board members				$ 10	194,990			195,000
Common stock issued to board members, shares				10,002
Common stock issued in Red Rock settlement				$ 12	111,300			111,312
Common stock issued in Red Rock settlement, shares				12,370
Common stock issued in legal settlement				$ 25	(25)
Common stock issued in legal settlement, shares				24,742
Preferred stock dividends				$ 78	1,372,426		(961,971)	410,533
Preferred stock Dividends, shares				78,303
Net loss							(3,302,999)	(3,302,999)
Ending balance, value at Dec. 31, 2024	$ 45,792,868	$ 7,114,440	$ 296	$ 5,101	22,721,549		(72,949,085)	2,685,169
Ending balance, shares at Dec. 31, 2024	11,448,219	1,778,610	74	5,100,971
Conversion of convertible notes payable				$ 64	145,807			145,871
Conversion of convertible notes payable, shares				64,165
Conversion of series B preferred stock		$ (6,319,468)		$ 1,053	6,318,415
Conversion of series B preferred stock, shares		(1,579,867)		1,053,248
Conversion of series C preferred stock			$ (320)	$ 267	53
Conversion of series C preferred stock, shares			(80)	266,668
Conversion of series E preferred stock		$ (917,500)		$ 153	917,347
Conversion of series E preferred stock, shares		(229,375)		152,917
Conversion of series I preferred stock	$ (40,310,368)			$ 6,718	40,303,650
Conversion of series I preferred stock, shares	(10,077,592)			6,718,395
Issuance of series Y preferred stock	$ 355,012							355,012
Issuance of series Y preferred stock, shares	88,753
Issuance of B, C and E preferred stock in exchange for series I preferred stock	$ (1,566,000)	$ 1,416,000	$ 24		149,976
Issuance of B, C and E preferred stock in exchange for series I preferred stock, shares	(391,500)	354,000	6
Issuance of common stock to correct series I surrender				$ 114	(114)
Issuance of common stock to correct series I surrender, shares				114,240
Issuance of common shares related to bridge loans				$ 7	131,699			131,706
Issuance of common shares related to bridge loans, shares				6,667
Common stock issued for services				$ 245	1,176,158	(579,215)		597,188
Common stock issued for services, shares				244,177
Common stock cancelled for legal settlement				$ (20)	20
Common stock cancelled for legal settlement, shares				(19,750)
Stock compensation expense					157,288			157,288
Preferred stock dividends							(1,034,303)	(1,034,303)
Net loss							(5,507,592)	(5,507,592)
Ending balance, value at Dec. 31, 2025	$ 4,271,512	$ 1,293,472		$ 13,702	$ 72,021,848	$ (579,215)	$ (79,490,980)	$ (2,469,661)
Ending balance, shares at Dec. 31, 2025	1,067,880	323,368		13,701,698